Offsets	Aug. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PhillipsEdison &Company,Inc. andPhillipsEdisonGroceryCenterOperatingPartnershipI,L.P.
Form or Filing Type	S-3
File Number	333-259059
Initial Filing Date	Aug. 25, 2021
Fee Offset Claimed	$ 12,479.98
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 84,552,706.24
Termination / Withdrawal Statement	Phillips Edison & Company, Inc. (the “Company”) and Phillips Edison Grocery Center Operating Partnership I, L.P. (the “OP”) filed a Registration Statement on Form S-3 (Registration Nos. 333-259059 and 333-259059-01) on August 25, 2021 (the “2021 Form S-3”) relating to the offer and sale of debt securities having an aggregate offering price of up to $1,000,000,000. In connection with the filing of the 2021 Form S-3, the Company made a contemporaneous fee payment in the amount of $109,100, reflecting the fee due with respect to the debt securities to be offered. The Company subsequently filed a registration statement on Form S-3ASR (File No. 333-262627) with the Securities and Exchange Commission (the “SEC”) on February 10, 2022 (the “2022 Registration Statement”), and the 2021 Form S-3 was terminated in connection therewith. On February 12, 2024, the Company filed a prospectus supplement pursuant to Rule 424(b)(5) under the Securities Act (the “2024 ATM Prospectus Supplement”) pursuant to the 2022 Registration Statement, registering the offer and sale of shares of common stock, par value $0.01 per share (the “common stock”), having an aggregate offering price of up to $250,000,000. In connection with the filing of the 2024 ATM Prospectus Supplement, the Company offset $36,900 of filing fees with unutilized fees from the 2021 Form S-3 pursuant to Rule 457(p) under the Securities Act. In connection with the filing of the Company’s registration statement on Form S-3ASR (File No. 333-284765) filed with the SEC on February 7, 2025 (the “2025 Registration Statement”), the Company filed a prospectus supplement pursuant to Rule 424(b)(5) (the “2025 ATM Prospectus Supplement”) and the unsold securities under the 2024 ATM Prospectus Supplement were carried forward to the 2025 Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Of the shares of common stock registered pursuant to the 2024 ATM Prospectus Supplement and carried forward to the 2025 ATM Prospectus Supplement, shares having an aggregate offering price of $165,447,293.76 have been sold, and shares of common stock with a maximum aggregate offering price of $84,552,706.24 remain unsold. The offering pursuant to the 2025 ATM Prospectus Supplement has terminated. Pursuant to Rule 457(p) under the Securities Act, the Company is offsetting $12,479.98 of the registration fee, which represents the portion of the filing fees originally paid in connection with the 2021 Form S-3 that is attributable to the unsold shares. Accordingly, the net filing fee due in connection with this offering is $42,760.02.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PhillipsEdison &Company,Inc. andPhillipsEdisonGroceryCenterOperatingPartnershipI,L.P.
Form or Filing Type	S-3
File Number	333-259059
Filing Date	Aug. 25, 2021
Fee Paid with Fee Offset Source	$ 109,100